Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for expected credit losses consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	11,975	19,963	2,786
Less: allowance for expected credit losses	(1,601)	(1,607)	(224)
	10,374	18,356	2,562

As of the fiscal year ended December 31, 2024 and the six months ended June 30, 2025, all accounts receivable were due from third-party customers. There was nil and RMB6(US$1) of allowance for expected credit losses recognized for the six months ended June 30, 2024 and 2025, respectively.

The movement of allowance of expected credit loss was as follows:

	December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
At the beginning of the year	(37)	(1,601)	(223)
Additions	(1,564)	(6)	(1)
At the end of the period	(1,601)	(1,607)	(224)

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Accounts receivable	1,617	15,785	11,975	1,640
Less: allowance for doubtful accounts	-	(37)	(1,601)	(219)
	1,617	15,748	10,374	1,421

As of December 31, 2022, 2023, and 2024, all accounts receivable were due from third-party customers. There was nil, RMB37, and RMB1,601 allowance for doubtful accounts recognized as of the years ended December 31, 2022, 2023 and 2024, respectively.